Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (376,931)	$ (214,642)
Less: Net loss attributable to redeemable non-controlling interest	(6,833)	(8,702)
Net loss attributable to Curaleaf Holdings, Inc.	$ (370,098)	$ (205,940)
Denominator:
Weighted average SVS outstanding - basic	711,159,444	698,759,274
Weighted average SVS outstanding - diluted	711,159,444	698,759,274
Loss per share - basic	$ (0.52)	$ (0.29)
Loss per share - diluted	$ (0.52)	$ (0.29)